H5 Fees to auditors	12 Months Ended
Dec. 31, 2020
Auditors Remuneration [Abstract]
H5 Fees to auditors

H5  Fees to auditors

Fees to auditors
	Deloitte	Others	Total
2020
Audit fees	97	9	106
Audit-related fees	8	—	8
Tax fees	4	6	10
Other fees	5	2	7
Total	114	17	131

2019	PwC	Others	Total
Audit fees	96	9	105
Audit-related fees	12	—	12
Tax fees	10	11	21
Other fees	6	6	12
Total	124	26	150

2018	PwC	Others	Total
Audit fees	98	4	102
Audit-related fees	11	2	13
Tax fees	9	2	11
Other fees	9	6	15
Total	127	14	141

At the 2020 Annual General Meeting Deloitte was appointed auditor for the period until the 2021 Annual General Meeting. PricewaterhouseCoopers (PwC) was appointed auditor for the period until the 2020 Annual General Meeting.

The audit-related services include quarterly reviews and the limited assurance report on Ericsson´s sustainability report. The tax services include corporate tax compliance work. Other services include work related to agreed-upon-procedures engagements.